Leases - Schedule of Minimum Fixed Lease Consideration Under Non-cancelable Operating Leases Excluding Variable Lease Consideration (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 6,547
2022	41
2023
2024
2025
After 2025